Inventories (Tables)	9 Months Ended
Sep. 30, 2018
Inventories
Inventories by category

	9/30/2018	12/31/2017 (1)
	(€ in thousands)
Raw materials and merchandise	4,185	2,737
Work in progress	6,501	6,522
Total	10,686	9,259